Loans and asset quality- Information about Past Due Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	$ 136	$ 127
60 to 89 days past due	11	76
Greater than 90 days past due	7	6
Total past due	154	209
Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	136	127
60 to 89 days past due	11	76
Greater than 90 days past due	7	6
Total past due	154	209
Domestic | Wealth management loans and mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	45	33
60 to 89 days past due	3	7
Greater than 90 days past due	1	1
Total past due	49	41
Domestic | Other residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	32	50
60 to 89 days past due	6	9
Greater than 90 days past due	6	5
Total past due	44	64
Domestic | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	37	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	37	0
Domestic | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	22	44
60 to 89 days past due	2	0
Greater than 90 days past due	0	0
Total past due	24	44
Domestic | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	0	0
60 to 89 days past due	0	60
Greater than 90 days past due	0	0
Total past due	0	60
Foreign
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	$ 0	$ 0